TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TAXES ON INCOME

NOTE 15: TAXES ON INCOME

a.	Tax rates applicable to the Company and subsidiaries:

1.	Tax rate applicable to the Company and Brain R&D:

The Israeli corporate income tax rate was 23% in 2023, 2022 and 2021.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.	Tax rate applicable to US subsidiaries:

The subsidiaries are subject to U.S federal tax at the rate of 21%.

On December 22, 2017, the Tax Cuts and Jobs Act (the "Tax Act") was signed into law making significant changes to U.S. income tax law. These changes include, but are not limited to, a corporate tax rate decrease from 35% to 21% effective for tax years 2018 onwards and created new taxes on certain foreign- sourced earnings and certain related-party payments.

The Tax Act required the Company to pay U.S. income taxes on accumulated foreign subsidiaries earnings not previously subject to U.S. income tax at a rate of 15.5% to the extent of foreign cash and certain other net current assets and 8% on the remaining earnings.

b.	Tax assessments:

The Company and the Israeli subsidiary received final tax assessments through tax year 2017 as for the statute of limitation. The subsidiary, Inc, received final tax assessments through the 2019 tax year.

c.	Carryforward losses for tax purposes:

Carryforward losses for tax purposes as of December 31, 2023 amount to approximately $82 million in Brainsway Ltd. (on an Israeli consolidated basis).

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:

1.       Composition:

	Year ended December 31,
	2023	2022
Gross deferred tax assets:
Employee benefits	$78	$46
Lease liabilities	6	—
Other temporary differences	787	288

Gross deferred tax assets	871	334

Gross deferred tax liabilities:
Property, plant and equipment	(36)	(58)
Right-of-use assets	(7)	—

Gross deferred tax liabilities	(43)	(58)

Deferred tax assets, net	$828	$276

2.      The Company did not record deferred tax assets with respect to net operating losses incurred by the Company and the Israeli subsidiary since it is not probable that they will generate a taxable income in future years.

e.      Theoretical tax:

The reconciliation between the tax expense, assuming that all the income, expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	Year ended December 31,
	2023	2022	2021
Loss before taxes on income	$(3,946)	$(13,034)	$(6,419)

Statutory federal income tax rate	21%	21%	21%

Tax (tax benefit) computed at the statutory tax rate	$(829)	$(2,737)	$(1,348)

Unrecognized temporary differences	(47)	140	(295)
Increase in unrecognized tax losses in the year	1,070	2,889	1,485
Tax adjustment in respect of different tax rates	44	21	21
Taxes in respect of previous years	5	—	137
Non-deductible expenses and other differences	8	2	43

	$251	$315	$43

1.      Statutory income tax rate according to US federal tax rate in respect of income generated by the US subsidiaries, for which income tax was recorded for the years ended December 31, 2023 2022 and 2021.

f.      Taxes on income (tax benefits) included in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2023	2022	2021
Current taxes	$798	$133	$364
Deferred taxes	(552)	182	(458)
Taxes in respect of previous years	5	—	137

	$251	$315	$43